UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2010

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 15, 2010
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total:  122,430


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3274   37758  SH       SOLE       NONE     0    0       37758
Abbott Labs              COM            002824100      3311   63390  SH       SOLE       NONE     0    0       63390
Air Prod & Chemical	 COM		009158106      2700   32601  SH	      SOLE	 NONE	  0    0       32601
Amgen Inc                COM            031162100       469    8518  SH       SOLE       NONE     0    0        8518
Apple Computer, Inc	 COM		037833100      1225    4316  SH       SOLE	 NONE	  0    0	4316
Applied Materials Inc    COM            038222105       358   30630  SH       SOLE       NONE     0    0       30630
At&T, Inc.		 COM		00206R102      1486   51947  SH	      SOLE	 NONE	  0    0       51947
Automatic Data Processi  COM            053015103      1966   46781  SH       SOLE       NONE     0    0       46781
Berkshire Hathaway       Class B        084670207      5159   62395  SH       SOLE       NONE     0    0       62395
Branch Bank & Trust	 COM		054937107       779   32339  SH	      SOLE	 NONE	  0    0       32339
Brookfield Asset Mgmt	 COM		112585104      2266   79865  SH	      SOLE	 NONE	  0    0       79865
Capital One Financial	 COM		14040H105       310    7827  SH	      SOLE	 NONE	  0    0        7827
Cenovus Energy Inc	 COM		15135U109      1423   49456  SH	      SOLE	 NONE	  0    0       49456
Chevron Corp	         COM            166764100      3449   42556  SH       SOLE       NONE     0    0       42556
Cisco Systems Inc	 COM		17275R102      1444   65954  SH	      SOLE       NONE     0    0       65954
Cliffs Natural Resources COM		18683K101	364    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	506    7579  SH	      SOLE	 NONE	  0    0	7579
Corning Inc              COM            219350105      1967  107581  SH       SOLE       NONE     0    0      107581
Cummins Inc		 COM		125009100	212    2340  SH	      SOLE	 NONE     0    0        2340
CVS Corp		 COM		126650100      2836   90105  SH	      SOLE	 NONE	  0    0       90105
Dominion Resources	 COM		25746U109      1095   25077  SH	      SOLE	 NONE	  0    0       25077
Encana Corp		 COM		292505104      1687   55791  SH	      SOLE	 NONE	  0    0       55791
Exxon Mobil              COM            30231G102      3222   52140  SH       SOLE       NONE     0    0       52140
FEDEX Corp               COM            31428X106      1870   21874  SH       SOLE       NONE     0    0       21874
General Electric         COM            369604103      2254  138735  SH       SOLE       NONE     0    0      138735
General Mills Inc.	 COM		370334104      1382   37810  SH	      SOLE	 NONE	  0    0       37810
Goldman Sachs Group Inc	 COM		38141G104      1826   12628  SH	      SOLE	 NONE	  0    0       12628
Hewlett Packard		 COM		428236103      1161   27607  SH       SOLE       NONE     0    0       27607
IBM			 COM		459200101      5175   38581  SH       SOLE       NONE     0    0       38581
Insmed Inc New		 COM		457669208	 14   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2579  134306  SH       SOLE       NONE     0    0      134306
iShares Lehman Aggregate COM		464287226      1018    9374  SH	      SOLE	 NONE	  0    0        9374
iShares Russell 2000 Ind COM		464287655      2299   34055  SH	      SOLE	 NONE	  0    0       34055
iShares Russell Midcap   COM		464287499      5109   56533  SH	      SOLE	 NONE	  0    0       56533
iShares Tr MSCI Emerging COM		464287234      2586   57765  SH	      SOLE	 NONE	  0    0       57765
iShares Trust MSCI EAFE  COM		464287465      1514   27568  SH	      SOLE	 NONE	  0    0       27568
iShares Trust Russell 20 COM		464287630       673   10849  SH       SOLE	 NONE	  0    0       10849
ishares Trust S&P 100	 COM		464287101	509    9875  SH	      SOLE	 NONE	  0    0        9875
J.P. Morgan Chase & Co.  COM            46625H100      3015   79208  SH       SOLE       NONE     0    0       79208
Johnson & Johnson        COM            478160104      3615   58340  SH       SOLE       NONE     0    0       58340
Johnson Controls         COM            478366107      3130  102637  SH       SOLE       NONE     0    0      102637
Kellogg			 COM		487836108      2135   42259  SH	      SOLE	 NONE	  0    0       42259
Kraft Foods		 COM		50075N104      1097   35557  SH	      SOLE	 NONE	  0    0       35557
McDonalds Corp		 COM		580135101      3052   40960  SH	      SOLE	 NONE	  0    0       40960
McKesson HBOC Inc	 COM		58155Q103      1862   30146  SH	      SOLE	 NONE	  0    0       30146
Medtronic		 COM		585055106      1496   44564  SH	      SOLE	 NONE	  0    0       44564
Microsoft Corp           COM            594918104      3027  123607  SH       SOLE       NONE     0    0      123607
Oracle Corp              COM            68389X105      2053   76450  SH       SOLE       NONE     0    0       76450
Pepsico Inc              COM            713448108      4179   62892  SH       SOLE       NONE     0    0       62892
Pitney Bowes Inc	 COM		724479100	425   19876  SH	      SOLE	 NONE	  0    0       19876
Proctor & Gamble         COM            742718109      4459   74348  SH       SOLE       NONE     0    0       74348
Quaterra Resources 	 COM		747952109	 53   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	426    3732  SH	      SOLE	 NONE	  0    0	3732
Schlumberger		 COM		806857108      1537   24953  SH	      SOLE	 NONE     0    0       24953
Staples Inc		 COM		855030102      2189  104628  SH	      SOLE	 NONE	  0    0      104628
State Street Corp	 COM		857477103      1267   33646  SH	      SOLE	 NONE	  0    0       33646
The Travelers Companies  COM		89417E109      1513   29034  SH	      SOLE	 NONE	  0    0       29034
United Parcel Service    Class B        911312106       916   13738  SH       SOLE       NONE     0    0       13738
US Bancorp Del Com New	 COM		902973304	204    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	326    5593  SH	      SOLE	 NONE	  0    0        5593
Vanguard Info Tech Index COM		92204A702       980   17623  SH	      SOLE	 NONE	  0    0       17623
Varian Medical Systems   COM            92220P105      3890   64302  SH       SOLE       NONE     0    0       64302
Wells Fargo              COM            949746101      2266   90209  SH       SOLE       NONE     0    0       90209
Western Union            COM            959802109       950   53786  SH       SOLE       NONE     0    0       53786
Wisdomtree Emg Mk Sm Cap COM		97717W281	250    4964  SH	      SOLE	 NONE     0    0        4964
Zimmer Holdings Inc      COM            98956P102       641   12258  SH       SOLE       NONE     0    0       12258
